Income Taxes - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Alternative fuel mixture and cellulosic biofuel producer credits	$ 166,006,000	$ (81,695,000)	$ 0
Cash payments for income taxes	90,700,000	9,700,000	52,700,000
Unrecognized tax benefits	5,420,000	111,303,000	111,013,000
Unrecognized tax benefits that would impact of effective tax rate	4,000,000
Income tax, interest expense gross	3,300,000	300,000
Income tax, penalty expense gross	100,000	100,000
Income tax, accrued interest expense gross	400,000	2,500,000
Income tax, accrual for penalties	$ 100,000	$ 100,000
Federal
Income tax examination (description)	A federal examination of the tax years 2008 and 2009 was concluded in November 2013.
Foreign
Open tax year	2008
Minimum | Federal
Open tax year	2010
Minimum | State
Open tax year	2009
Minimum | Boise Inc.
Open tax year	2008
Maximum | Federal
Open tax year	2013
Maximum | State
Open tax year	2013
Maximum | Boise Inc.
Open tax year	2013